Discontinued operations - Gain on Disposition (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Cash	$ 540,473	$ 279,735	$ 481,327
Accounts receivable and other	122,778	91,113
Inventories	235,890	198,872
Property, plant and equipment	3,755,559	3,596,262	4,003,211
Assets held for sale	4,987,634	4,457,916
Accounts payable and accrued liabilities	(254,030)	(191,705)
Asset retirement obligations	(129,109)	(109,873)	$ (135,455)
Liabilities associated with assets held for sale	(10,867)	(10,479)
Certej Project | Disposal group held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Cash	770	356
Accounts receivable and other	1,276	1,150
Inventories	1,586	1,501
Property, plant and equipment	23,995	24,731
Assets held for sale	27,627	27,738
Accounts payable and accrued liabilities	(228)	(168)
Asset retirement obligations	(10,639)	(10,311)
Liabilities associated with assets held for sale	$ (10,867)	$ (10,479)